Investments (Tables)	12 Months Ended
Dec. 31, 2018
Schedule of Unrealized and Realized Gains and Losses of Equity Securities

Total unrealized and realized gains and losses of equity securities without readily determinable fair values in 2018 were as follows:

	For the year ended December 31, 2018
	RMB	US$
Gross unrealized gains (upward adjustments)	357,372	51,978
Gross unrealized losses (impairment)	(94,895)	(13,802)

Net unrealized gains and losses on equity securities held	262,477	38,176
Net realized gains on equity securities sold	319,711	46,500

Total net gains recognized in impairment of investments and other income, net	582,188	84,676

Summary of unaudited condensed financial information of the Group's equity investments

The Group summarized the unaudited condensed financial information of the Group’s equity investments as a group below in accordance with Rule 4-08 of Regulation S-X:

	As of December 31,
	2017	2018
	RMB	RMB	US$
Balance sheet data:
Current assets	212,333	166,559	24,225
Non-current assets	348,656	608,712	88,533
Current liabilities	90,909	5,262	765
Non-current liabilities	2,437	4,320	628

	Year ended December 31,
	2016	2017	2018
	RMB	RMB	RMB	US$
Operating data:
Revenues	94,343	53,175	24,073	3,501
Gross profit	65,097	43,947	12,830	1,866
Operating (loss) income	(50,475)	(2,372)	29,066	4,227
Net (loss) income	(40,192)	5,849	25,301	3,680